Share-Based Payment (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Share-Based Payment [Line Items]
Percentage of Shares Option Shall Vest	20.00%
Percentage of shares agreement shall vest	20.00%
Top of range [member]
Share-Based Payment [Line Items]
Percentage of Shares Option Shall Vest	75.00%
Percentage of shares agreement shall vest	70.00%